Share-based Compensation - Summary of Share Based Compensation Stock Options Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Share Based Compensation Stock Options Activity [Abstract]
Number of Options Outstanding, Beginning balance	91,138,700	75,091,640
Number of Options Outstanding, Granted	3,788,750	23,599,310
Number of Options Outstanding, Forfeited	(2,273,720)	(7,552,250)
Number of Options Outstanding, Replacement	(92,653,730)
Number of Options Outstanding, Ending balance	0	91,138,700	75,091,640
Weighted Average Exercise Price, Beginning balance	$ 0.0004	$ 0.0004
Weighted Average Exercise Price, Granted	$ 0.0004	0.0004
Weighted Average Exercise Price, Ending balance		$ 0.0004	$ 0.0004
Weighted Average Remaining Contractual Life		4 years 11 months 23 days	5 years 6 months 21 days